Additional financial information to consolidated statements of financial position	12 Months Ended
Dec. 31, 2017
Additional financial information to consolidated statements of financial position [abstract]
Additional financial information to the consolidated statements of financial position
32	Additional financial information to the consolidated statements of financial position

As at 31 December 2017, the net current liabilities of the Company and its subsidiaries amounted to approximately RMB107,413 million (2016: RMB93,230 million). On the same date, total assets less current liabilities were approximately RMB240,639 million (2016: RMB184,643 million).